Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets comprise an equity-method investment in the Company’s Turkish joint venture and a related loan receivable.

	June 30, 2026	December 31, 2025
Investment in Turkish joint venture	$134,475	$134,475
Loan receivable from Turkish joint venture	128,753	-
	$263,228	$134,475